Commitments, Guarantees and Pledged Assets - Summary of Contract Amounts of Credit-Related Arrangements (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	$ 421,510	$ 381,042
Securities lending [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	53,008	50,578
Unutilized credit commitments [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	336,261	301,343
Backstop liquidity facilities [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	12,855	12,174
Standby and performance letters of credit [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	18,459	15,775
Documentary and commercial letters of credit [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	209	194
Other commitments to extend credit [Member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	$ 718	$ 978